Financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial assets as of June 30, 2023 and December 31, 2022 is as follows:

	Balance as of June 30, 2023	Balance as of December 31, 2022
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	12,459	15,959
Derivative assets (Note 9)	91,425	89,806
Other receivable accounts at amortized cost	77,088	70,472
Total non-current financial assets	180,972	176,237
Contracted concessional financial assets	166,280	186,841
Derivative assets (Note 9)	3,998	7,575
Other receivable accounts at amortized cost	5,764	1,477
Total current financial assets	176,042	195,893